Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000035521
Shareholder Report [Line Items]
Trading Symbol	CPMPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-618-3456
Additional Information Website	http://funddocs.filepoint.com/changingparametersfund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Changing Parameters Fund	$206	2.01%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.01%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Changing Parameters Fund	5.38%	5.11%	5.04%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

AssetsNet	$ 93,240,196
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,394,612
InvestmentCompanyPortfolioTurnover	240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$93,240,196
Number of Portfolio Holdings	8
Advisory Fee	$1,394,612
Portfolio Turnover	240%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	6.3%
Open End Funds	93.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	6.4%
Alternative	8.6%
Fixed Income	85.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio, Institutional Class	39.0%
Aristotle Floating Rate Income Fund, Class I	29.2%
PIMCO Emerging Markets Bond Fund, Institutional Class	8.6%
JPMorgan Preferred and Income Securities Fund, Class I	8.5%
Federated Hermes Government Obligations Fund, Institutional Class	6.4%
JPMorgan Hedged Equity 3 Fund, Class I	2.9%
JPMorgan Hedged Equity Fund, Class I	2.9%
JPMorgan Hedged Equity 2 Fund, Class I	2.8%